UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 2, 2004

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 156,152

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     3697    79426 SH       SOLE                    79426
American Superconductor        Common Stocks    030111108      588    44950 SH       SOLE                    44950
Anadarko Petroleum             Common Stocks    032511107     2510    42826 SH       SOLE                    42826
Analog Devices                 Common Stocks    032654105     1414    30031 SH       SOLE                    30031
Applied Films                  Common Stocks    038197109     1425    49120 SH       SOLE                    49120
Apria Healthcare Group         Common Stocks    037933108     2392    83350 SH       SOLE                    83350
Arkansas Best                  Common Stocks    040790107     3171    96330 SH       SOLE                    96330
Bear Stearns Companies         Common Stocks    073902108     2105    24971 SH       SOLE                    24971
Boston Properties              Common Stocks    101121101     1184    23652 SH       SOLE                    23652
Brillian                       Common Stocks    10949P107      683    84900 SH       SOLE                    84900
Caremark RX Inc                Common Stocks    141705103     2261    68655 SH       SOLE                    68655
Casual Male Retail Group       Common Stocks    148711104     2476   339125 SH       SOLE                   339125
CEC Entertainment              Common Stocks    125137109     2257    76489 SH       SOLE                    76489
Celgene                        Common Stocks    151020104     1791    31275 SH       SOLE                    31275
Charlotte Russe Hldg           Common Stocks    161048103     2836   132650 SH       SOLE                   132650
Chicago Pizza & Brewery        Common Stocks    167889104      730    48000 SH       SOLE                    48000
Christopher & Banks            Common Stocks    171046105     2634   148726 SH       SOLE                   148726
Cimarex Energy                 Common Stocks    171798101     2096    69325 SH       SOLE                    69325
Clark Inc.                     Common Stocks    181457102     2181   117600 SH       SOLE                   117600
Ditech Communications          Common Stocks    25500M103     2919   125050 SH       SOLE                   125050
Eaton Vance Ltd Duration       Common Stocks    27828H105      263    14550 SH       SOLE                    14550
Ensco International Inc.       Common Stocks    26874Q100     2445    84020 SH       SOLE                    84020
Epix Medical                   Common Stocks    26881Q101     2653   125720 SH       SOLE                   125720
Equity Office 5.25% CV Pf      Conv Preferred   294741509      522    10405 SH       SOLE                    10405
Equity Office Properties       Common Stocks    294741103     1294    47578 SH       SOLE                    47578
Equity Residential             Common Stocks    29476L107      888    29880 SH       SOLE                    29880
Exxon Mobil                    Common Stocks    30231G102     1480    33321 SH       SOLE                    33321
Felcor Lodging Pfd             Preferred Stocks 31430F200      857    36075 SH       SOLE                    36075
First Data                     Common Stocks    319963104     2650    59520 SH       SOLE                    59520
First Industrial Realty Trust  Common Stocks    32054K103     1374    37253 SH       SOLE                    37253
Fossil                         Common Stocks    349882100     2004    73538 SH       SOLE                    73538
Foundry Networks               Common Stocks    35063R100     3354   238350 SH       SOLE                   238350
Frontline Ltd                  Common Stocks    G3682E127     5904   171075 SH       SOLE                   171075
GulfTerra Energy Partners      Common Stocks    28368B102     1189    30725 SH       SOLE                    30725
Hologic                        Common Stocks    436440101     1278    54950 SH       SOLE                    54950
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1310  1333000 SH       SOLE                  1333000
International Rectifier        Common Stocks    460254105     1980    47805 SH       SOLE                    47805
ISIS Pharmaceuticals           Common Stocks    464330109     1570   273500 SH       SOLE                   273500
Jones Apparel                  Common Stocks    480074103     2459    62275 SH       SOLE                    62275
K-Swiss                        Common Stocks    482686102     2601   128700 SH       SOLE                   128700
Keithley Instruments           Common Stocks    487584104     2393   108019 SH       SOLE                   108019
Ligand Pharmaceuticals         Common Stocks    53220K207     1279    73584 SH       SOLE                    73584
Merix Corp                     Common Stocks    590049102     1941   171175 SH       SOLE                   171175
Mobility Electronics           Common Stocks    60741U101     3596   425600 SH       SOLE                   425600
Multi-Fineline Electronix      Common Stocks    62541B101     3243   323000 SH       SOLE                   323000
National Oilwell               Common Stocks    637071101     2322    73745 SH       SOLE                    73745
Navigant International         Common Stocks    63935R108     1781   100135 SH       SOLE                   100135
NBTY, Inc.                     Common Stocks    628782104      520    17700 SH       SOLE                    17700
Newport Corp                   Common Stocks    651824104     2892   178860 SH       SOLE                   178860
NPS Pharmaceuticals            Common Stocks    62936P103     2445   116450 SH       SOLE                   116450
Omnivision Technologies        Common Stocks    682128103     1682   105450 SH       SOLE                   105450
Pacer International            Common Stocks    69373H106     2420   130800 SH       SOLE                   130800
Plains All Amern Pipeline LP   Common Stocks    726503105     4421   132441 SH       SOLE                   132441
Pogo Producing                 Common Stocks    730448107     2975    60230 SH       SOLE                    60230
Quiksilver                     Common Stocks    74838C106     2728   114585 SH       SOLE                   114585
R H Donnelley                  Common Stocks    74955W307     2739    62625 SH       SOLE                    62625
Republic Services Inc          Common Stocks    760759100     2051    70876 SH       SOLE                    70876
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2720   250706 SH       SOLE                   250706
SBC Communications Inc         Common Stocks    845333103      330    13625 SH       SOLE                    13625
Southwest Airlines             Common Stocks    844741108     2718   162104 SH       SOLE                   162104
SpectraLink                    Common Stocks    847580107     1297    87030 SH       SOLE                    87030
St. Paul Travelers             Common Stocks    792860108     3362    82938 SH       SOLE                    82938
SunGard Data Systems           Common Stocks    867363103     2450    94220 SH       SOLE                    94220
Synopsys                       Common Stocks    871607107     1185    41680 SH       SOLE                    41680
Sypris Solutions               Common Stocks    871655106     4159   216752 SH       SOLE                   216752
TEPPCO Partners LP             Common Stocks    872384102      732    19225 SH       SOLE                    19225
Triad Hospitals                Common Stocks    89579K109     2196    58975 SH       SOLE                    58975
Trikon Technologies            Common Stocks    896187408     1234   416875 SH       SOLE                   416875
Ultra Petroleum                Common Stocks    903914109     2112    56586 SH       SOLE                    56586
Universal Display              Common Stocks    91347P105      514    48076 SH       SOLE                    48076
Univision Communications       Common Stocks    914906102     2140    67025 SH       SOLE                    67025
Utilities Select SPDR          Common Stocks    81369Y886     5433   228681 SH       SOLE                   228681
Viacom Inc B                   Common Stocks    925524308     2715    76011 SH       SOLE                    76011